LIQUIDITY RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Liquidity Risk Management Tables Abstract
Maturities for non-derivative financial assets and liabilities
AT DECEMBER 31, 2018 IN MILLIONS OF USD	1-6 MONTHS	6-12 MONTHS	1-2 YEARS	2-5 YEARS	TOTAL
Cash and cash equivalents	234.5	-	-	-	234.5
Trade receivables	0.7	0.6	-	-	1.3
Other accounts receivable	34.3	2.5	-	-	36.8
Other non-current assets	2.8	2.9	9.2	15.1	30.0
Total cash inflows	272.3	6.0	9.2	15.1	302.6
Trade payables	105.5	-	-	-	105.5
Financial debt, short-term	-	51.5	-	-	51.5
Other liabilities	106.9	-	-	-	106.9
Financial debt, long-term	14.1	14.1	28.2	577.5	633.9
Total cash outflows	226.5	65.6	28.2	577.5	897.8

AT DECEMBER 31, 2017 IN MILLIONS OF USD	1-6 MONTHS	6-12 MONTHS	1-2 YEARS	2-5 YEARS	TOTAL
Cash and cash equivalents	137.5	-	-	-	137.5
Trade receivables	4.6	-	-	-	4.6
Other accounts receivable	43.3	-	-	-	43.3
Other non-current assets	0.8	0.8	3.0	24.9	29.5
Total cash inflows	186.2	0.8	3.0	24.9	214.9
Trade payables	97.1	-	-	-	97.1
Financial debt, short-term	13.1	67.6	-	-	80.7
Other liabilities	94.0	-	-	-	94.0
Financial debt, long-term	14.9	17.9	29.8	609.6	672.2
Total cash outflows	219.1	85.5	29.8	609.6	944.0